Hurricanes Impact (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Hurricane Impact Table [Text Block]
(In thousands)	Year ended December 31, 2017
Provision for loan losses[1]	$67,615
Provision for indemnity reserves on loans sold	$3,436
Operating expenses:
Personnel costs	$1,841
Net occupancy expenses	2,905
Equipment expenses	531
Business promotion
Donations	1,248
Other sponsorship and promotions expenses	2,372
Total business promotion	3,620
Professional fees	167
Communications	33
OREO expenses	2,893
Other expenses
Write-down of premises and equipment	3,626
Other operating expense	1,365
Total other expenses	4,991
Total operating expenses	$16,981
Total pre-tax hurricane expenses	$88,032
[1] Includes $5.8 million in provision for covered loans.